UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  5 Christy Drive, Ste 206
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Chief Compliance Officer
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania   April 18, 2012
Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        44
Form 13F Information Table Value Total:       93575
List of Other Included Managers:               NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101     1202    13475 SH       Sole                                      13475
ABBOTT LABS COM                COM              002824100     1327    21650 SH       Sole                                      21650
ACCENTURE PLC SHS CL A NEW     COM              G1151C101     3112    48250 SH       Sole                                      48250
ANALOG DEVICES INC COM         COM              032654105     2313    57250 SH       Sole                                      57250
APPLE COMPUTER INC COM         COM              037833100     4572     7625 SH       Sole                                       7625
BANK OF NOVA SCOTIA COM        COM              064149107     2174    38800 SH       Sole                                      38800
BCE INC COM                    COM              05534B760     1108    27650 SH       Sole                                      27650
CANADIAN NATL RY CO COM        COM              136375102     3014    37950 SH       Sole                                      37950
CHEVRON CORP COM               COM              166764100     2157    20122 SH       Sole                                      20122
COCA COLA CO COM               COM              191216100     3199    43225 SH       Sole                                      43225
DU PONT E I DE NEMOURS COM     COM              263534109     2793    52804 SH       Sole                                      52804
DUKE ENERGY HOLDING CORP       COM              26441C105      936    44550 SH       Sole                                      44550
ECOLAB INC                     COM              278865100     2710    43901 SH       Sole                                      43901
ENTERPRISE PRODUCTS            COM              293792107      444     8800 SH       Sole                                       8800
EXXON MOBIL CORP COM           COM              30231G102     3423    39469 SH       Sole                                      39469
FISERV INC COM                 COM              337738108     1119    16125 SH       Sole                                      16125
GENERAL ELEC CO COM            COM              369604103      333    16606 SH       Sole                                      16606
ILLINOIS TOOL WKS INC COM      COM              452308109      854    14950 SH       Sole                                      14950
INTEL CORP COM                 COM              458140100     3476   123651 SH       Sole                                     123651
JACOBS ENGR GROUP DEL COM      COM              469814107      810    18250 SH       Sole                                      18250
JOHNSON & JOHNSON COM          COM              478160104     3764    57070 SH       Sole                                      57070
KINDER MORGAN ENERGY UT LTD PA COM              494550106      630     7607 SH       Sole                                       7607
MEDTRONIC INC COM              COM              585055106     2687    68554 SH       Sole                                      68554
MERCK & CO INC COM             COM              58933Y105      645    16800 SH       Sole                                      16800
MICROSOFT CORP COM             COM              594918104     3224    99958 SH       Sole                                      99958
NIKE INC CL B                  COM              654106103     3031    27950 SH       Sole                                      27950
ORACLE CORP COM                COM              68389X105     2369    81250 SH       Sole                                      81250
PROCTER & GAMBLE CO COM        COM              742718109     2558    38054 SH       Sole                                      38054
SCHLUMBERGER LTD COM           COM              806857108     1262    18050 SH       Sole                                      18050
STRYKER CORP COM               COM              863667101     1203    21692 SH       Sole                                      21692
T ROWE PRICE GROUP INC         COM              74144T108     3119    47761 SH       Sole                                      47761
TJX COS INC NEW COM            COM              872540109     3240    81600 SH       Sole                                      81600
UNITED TECHNOLOGIES CP COM     COM              913017109     2988    36031 SH       Sole                                      36031
VARIAN MEDICAL SYSTEMS INC     COM              92220P105     2452    35550 SH       Sole                                      35550
WAL MART STORES INC COM        COM              931142103     2696    44050 SH       Sole                                      44050
WELLS FARGO & CO COM           COM              949746101     2278    66730 SH       Sole                                      66730
NOVARTIS A G SPONSORED ADR                      66987V109     1355    24450 SH       Sole                                      24450
NOVO-NORDISK A S ADR                            670100205     2114    15242 SH       Sole                                      15242
PETROLEO BRASILEIRO SA SPON AD                  71654V408     1151    43350 SH       Sole                                      43350
ROYAL DUTCH SHELL PLC SPONS AD                  780259206     1596    22764 SH       Sole                                      22764
TEVA PHARMACEUTCL INDS ADR                      881624209     2165    48050 SH       Sole                                      48050
UNILEVER PLC SPON ADR NEW                       904767704     2378    71950 SH       Sole                                      71950
ISHARES TR MSCI EMERG MKT                       464287234     3293    76675 SH       Sole                                      76675
JPMORGAN CHASE CAP XVI PFD TR                   481228203      299    11800 SH       Sole                                      11800